SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares	116,028	97,352
Shares committed to be released	9,338	9,338
Unearned shares	140,987	159,663
Total ESOP shares	266,353	266,353
Fair value of unearned shares at end of period (dollars in thousands)	$ 1,212	$ 1,287